INCOME TAXES (Details Textual) $ in Millions	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 150.5
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 2.6